Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income (loss)	$ 1,000,000		$ 0
Cost/ Amortized Cost	1,751,000,000	$ 586,000,000
Unrealized Gains	5,000,000	20,000,000
Unrealized Losses	(27,000,000)	(2,000,000)
Available-for-sale securities	1,729,000,000	604,000,000
Unrealized losses on certain available-for-sale securities, less than	1,000,000	1,000,000
Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,712,000,000	578,000,000
Unrealized Gains	5,000,000	20,000,000
Unrealized Losses	(26,000,000)	(2,000,000)
Available-for-sale securities	1,691,000,000	596,000,000
U.S. government and government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	112,000,000	61,000,000
Unrealized Gains	0	3,000,000
Unrealized Losses	(1,000,000)
Available-for-sale securities	111,000,000	64,000,000
Obligations of states, municipalities, and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	140,000,000	99,000,000
Unrealized Gains	1,000,000	3,000,000
Unrealized Losses	(1,000,000)
Available-for-sale securities	140,000,000	102,000,000
Certificates of deposit and commercial paper
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		3,000,000
Unrealized Gains		0
Unrealized Losses		0
Available-for-sale securities		3,000,000
Non-U.S. government and government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	126,000,000
Unrealized Gains	1,000,000
Unrealized Losses	(1,000,000)
Available-for-sale securities	126,000,000
Corporate debt
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,018,000,000	256,000,000
Unrealized Gains	3,000,000	12,000,000
Unrealized Losses	(22,000,000)	(1,000,000)
Available-for-sale securities	999,000,000	267,000,000
Residential mortgage-backed securities (“RMBS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	128,000,000	71,000,000
Unrealized Gains		2,000,000
Available-for-sale securities	128,000,000	73,000,000
Commercial mortgage-backed securities (“CMBS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	117,000,000	25,000,000
Unrealized Losses	(1,000,000)	(1,000,000)
Available-for-sale securities	116,000,000	24,000,000
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	71,000,000	63,000,000
Available-for-sale securities	71,000,000	63,000,000
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	14,000,000	7,000,000
Unrealized Gains		0
Unrealized Losses	(1,000,000)	0
Available-for-sale securities	13,000,000	7,000,000
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	23,000,000
Available-for-sale securities	23,000,000
Other long-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	2,000,000	1,000,000
Unrealized Gains	0	0
Unrealized Losses	0
Available-for-sale securities	$ 2,000,000	$ 1,000,000